FINANCIAL STATEMENT SCHEDULE I - Additional Information (Detail) (Parent [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parent [Member]
Minimum rate for preparation of financial schedule with respect to Restricted net assets of the consolidated and unconsolidated subsidiaries	25.00%
Restricted net assets not available for distribution	$ 2,651,000	$ 2,018,000